Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from operating activities:
Net income / (loss)	$ (3,268)	$ 5,770	$ (4,827)
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Depreciation of property, plant & equipment	569	404	1,532
Amortization of intangible assets	1	4	5
Write-off gain	(2,240)
Interest and amortization of debt discount	689	355	167
Inventory valuation allowance	594	554	462
Income tax expense / (recovery) net of cash paid	225	(3,250)	6
Other non cash expenses /(income)
Expenses settled in equity	153
Expenses accrued under noncurrent liabilities		882
Unrealized and non cash foreign currency transactions	112
Changes in operating assets and liabilities, net of effects of businesses acquired / divested
Decrease (increase) in accounts receivables	(2,834)	387	(400)
Decrease (increase) in inventories	2,319	(5,354)	(698)
Decrease (increase) in other current assets and prepaids, net	275	(778)	172
Decrease (increase) in deferred research & development tax credits, net	(1,026)	154	464
Decrease (increase) in other noncurrent assets, net	(6)	5	4
Increase (decrease) in accounts payable	39	(521)	522
Increase (decrease) in deferred revenue, current			(150)
Increase (decrease) in income tax payable	(45)	44	3
Increase (decrease) in other current liabilities	(10)	(31)	(413)
Increase (decrease) in defined benefit pension liability	31	(179)	(440)
Increase (decrease) in interest owed to related parties	35	164	(54)
Increase (decrease) in net balance owed to related parties, excluding debt and interest on debt	1,347	1,836	281
Net cash provided by / (used in) operating activities	(3,040)	446	(3,364)
Cash Flows from investing activities:
Sale / (acquisition) of property, plant and equipment	(3,021)	(299)	(36)
Net cash provided by / (used in) investing activities	(3,021)	(299)	(36)
Cash Flows from financing activities:
Proceeds from debt		1,750	3,464
Payments of debt issue costs	(680)
Proceeds from convertible loan issuance	9,600
Net cash provided by / (used in) financing activities	8,920	1,750	3,464
Effect of exchange rate changes on cash and cash equivalents	(21)	96	170
Cash and cash equivalents
Net increase / (decrease) during the period	2,838	1,993	234
Balance, beginning of period	4,057	2,064	1,830
Cash and cash equivalents balance, end of period	6,895	4,057	2,064
Supplemental cash flow information
Cash paid for income tax		4
Noncash conversion of convertible loans into common stock	8,175
Recapitalization by WISeKey International Holding Ltd	(0)	7,348	(0)
ROU assets obtained from operating lease	$ 65	$ 56	$ 33